Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	04-3067724
Plan number	002
Notes receivable from participants, current value	$ 5,237,113
Total investment assets	$ 380,684,168
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	9.50%
Investment, Identifier [Axis]: Artisan High Income Instl
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	$ 1,283,521
Investment, Identifier [Axis]: Capital Group Europacific Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	8,340,984
Investment, Identifier [Axis]: Conestoga Small Cap Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	12,344,317
Investment, Identifier [Axis]: DFA Intl Sustainability Core 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	3,507,316
Investment, Identifier [Axis]: DFA U.S. Small Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	6,312,611
Investment, Identifier [Axis]: DFA U.S. Sustainability Core 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,291,183
Investment, Identifier [Axis]: Dodge & Cox Income Fund X
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,100,840
Investment, Identifier [Axis]: Dodge & Cox Stock Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	12,001,891
Investment, Identifier [Axis]: Eastern Bankshares, Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	45,194,604
Investment, Identifier [Axis]: Fidelity Blue Chip Growth K6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	30,804,919
Investment, Identifier [Axis]: JP Morgan Emerging Markets Equity R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,096,325
Investment, Identifier [Axis]: State Street Russell Small/Mid Index
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	9,483,787
Investment, Identifier [Axis]: Vanguard Developed Markets Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	7,734,247
Investment, Identifier [Axis]: Vanguard Institutional Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	82,857,352
Investment, Identifier [Axis]: Vanguard Short Term Corporate Bd Idx Adm
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,674,265
Investment, Identifier [Axis]: Vanguard Short-Term Treasury Idx Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,552,816
Investment, Identifier [Axis]: Vanguard Target Retirement 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	3,754,773
Investment, Identifier [Axis]: Vanguard Target Retirement 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	7,671,811
Investment, Identifier [Axis]: Vanguard Target Retirement 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	24,010,286
Investment, Identifier [Axis]: Vanguard Target Retirement 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	16,876,699
Investment, Identifier [Axis]: Vanguard Target Retirement 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	15,408,488
Investment, Identifier [Axis]: Vanguard Target Retirement 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	11,639,017
Investment, Identifier [Axis]: Vanguard Target Retirement 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	14,085,430
Investment, Identifier [Axis]: Vanguard Target Retirement 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	6,501,008
Investment, Identifier [Axis]: Vanguard Target Retirement 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,844,219
Investment, Identifier [Axis]: Vanguard Target Retirement 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,338,064
Investment, Identifier [Axis]: Vanguard Target Retirement Income
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,061,225
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Inst
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	11,859,081
Investment, Identifier [Axis]: Vanguard Treasury Money Mkt
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	$ 16,815,976